Derivative financial instruments - Interest rates (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	7.50%
Minimum | Derivatives
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	0.10%	0.10%	(0.50%)
Maximum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	9.50%
Maximum | Derivatives
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	5.30%	4.70%	3.60%